Stock Option Plans - Summary of Assumptions Used in Black-Scholes Option-Pricing Model for Stock Options Granted to Employees and Non Employees (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	6 years	6 years	6 years
Risk-free interest rate, minimum	1.71%	1.09%	0.83%
Risk-free interest rate, maximum	2.00%	1.92%	1.12%
Expected volatility, minimum	54.00%	59.00%	77.00%
Expected volatility, maximum	60.00%	79.00%	79.00%
Non Employee Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	8 years	7 years	6 years
Risk-free interest rate, minimum	1.86%	1.11%	0.99%
Risk-free interest rate, maximum	2.53%	2.86%	2.05%
Expected volatility, minimum	56.00%	56.00%	76.00%
Expected volatility, maximum	62.00%	79.00%	79.00%